Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets [Abstract]
Summary of Other Assets
Other assets (current and long-term) as of December 31, 2020 and 2019 (Successor) are as follows (in thousands):

	Successor
	As of December 31, 2020	As of December 31, 2019
Other current assets:
Non-trade receivables	$3,448	$2,995
Deferred offering costs	2,093	—
Executive notes receivable (1)	4,659	—
Inventory	384	281

Total other current assets	$10,584	$3,276

Other assets:
Executive notes receivable (1)	$—	4,452
Security deposit	3,622	3,457
Corporate tax receivable	1,256	1,985
Sales tax receivable	3,042	846
Contract costs	1,576	1,340

Total other assets	$9,496	$12,080

(1)
Executive notes receivable, which primarily includes the $4.1 million executive loan extended on September 7, 2018 discussed in Note 19 –
Related Party Transactions
, was reclassed from other assets to other current assets as of December 31, 2020 as the outstanding amounts under the loan agreement were repaid upon consummation of the dMY Technology Group, Inc. II merger. See Note 20 –
Subsequent Events
.